June 19, 2014

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aspiration Funds; File Nos. 333-192991 and 811-22922

Ladies and Gentlemen:

On behalf of Aspiration Funds (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, Pre-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment is filed to respond to comments from the staff on Post-Effective Amendment No.1.

If you have any questions concerning this filing, please contact Steven R. Howard at (646) 737-4949.

Very truly yours,

/s/ Steven R. Howard

Michelman & Robinson